SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 17:-    SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.Wix is a leading, global, web development platform for millions of creators, delivering its solutions through a SaaS model. The Company generates revenues from Creative Subscriptions and Business Solutions, as disclosed in Note 2(r).

The Company operates in one operating and reportable segment. The Company’s CODM is its Chief Executive Officer, who utilizes consolidated measures of profit or loss to evaluate the Company's overall performance and inform resource allocation decisions. The measure of profit or loss most consistent with GAAP used by the CODM is consolidated net income, as presented in the consolidated statements of comprehensive income. This measure is primarily utilized to assess budget-to-actual variances and to compare against historical performance.

The Company’s significant segment expenses are those presented in the consolidated statements of comprehensive income. No supplemental expense information beyond what is disclosed in these consolidated financial statements is regularly provided to the CODM. The measure of segment assets is total assets, as presented in the consolidated balance sheets.
NOTE 17:-    SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Cont.)

b.The following table presents total revenues by geographic areas, based on the location of the end customer, for the years ended December 31, 2025, 2024 and 2023:

	December 31, 2025
	United States	Europe	Israel	Other	Total

Revenues	$1,107,874	$506,861	$17,693	$360,616	$1,993,044
% of total	56%	25%	1%	18%	100%

	December 31, 2024
	United States	Europe	Israel	Other	Total

Revenues	$974,546	$440,521	$13,428	$332,155	$1,760,650
% of total	55%	25%	1%	19%	100%

	December 31, 2023
	United States	Europe	Israel	Other	Total

Revenues	$864,475	$380,495	$11,678	$305,017	$1,561,665
% of total	55%	24%	1%	20%	100%

c.The following table presents long-term assets by geographic area as of December 31, 2025 and 2024, including long-lived assets and property and equipment, net, and excluding intangible assets and deferred tax assets:

	December 31, 2025
	United States	Europe	Israel	Other	Total

ROU assets	$16,703	$14,799	$366,763	$—	$398,265
Property and equipment, net	2,136	3,975	108,218	90	114,419
Other long-term assets (*)	475,053	157	37,667	19	512,896

Total long-term assets (*)	$493,892	$18,931	$512,648	$109	$1,025,580
% of total	48%	2%	50%	—%	100%
NOTE 17:-    SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Cont.)

	December 31, 2024
	United States	Europe	Israel	Other	Total

ROU assets	$8,734	$16,390	$374,737	$—	$399,861
Property and equipment, net	2,767	4,707	120,615	66	128,155
Other long-term assets (*)	6,305	77	26,774	—	33,156

Total long-term assets (*)	$17,806	$21,174	$522,126	$66	$561,172
% of total	3%	4%	93%	—%	100%
(*) Excluding intangible and deferred tax assets.